UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811‑07831
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FMI Funds, Inc.
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin 53202
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI 53202
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
(Name and address of agent for service)

414‑226‑4555
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Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
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Date of reporting period: JUNE 30, 2009
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Item 1. Schedule of Investments.

FMI Focus Fund
SCHEDULE OF INVESTMENTS
June 30, 2009
(Unaudited)

Shares or Principal Amount		Value

LONG‑TERM INVESTMENTS‑90.7% (A)
COMMON STOCKS‑89.6% (A)

COMMERCIAL SERVICES SECTOR‑7.0%
Advertising/Marketing Services‑1.3%
839,600	The Interpublic Group of Companies, Inc.*	$4,239,980

Miscellaneous Commercial Services‑1.6%
239,400	Cintas Corp.	5,467,896

Personnel Services‑4.1%
849,600	AMN Healthcare Services, Inc.*	5,420,448
96,000	Manpower Inc.	4,064,640
556,000	MPS Group, Inc.*	4,247,840
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		13,732,928

CONSUMER DURABLES SECTOR‑1.9%
Recreational Products‑1.9%
682,500	Brunswick Corp.	2,948,400
446,900	Winnebago Industries, Inc.	3,320,467
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		6,268,867

CONSUMER NON‑DURABLES SECTOR‑1.8%
Apparel/Footwear‑1.8%
363,100	Liz Claiborne, Inc.	1,045,728
412,083	Volcom, Inc.*	5,151,038
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		6,196,766

CONSUMER SERVICES SECTOR‑1.1%
Hotels/Resorts/Cruiselines‑1.1%
276,600	Royal Caribbean Cruises Ltd.*	3,745,164

DISTRIBUTION SERVICES SECTOR‑7.3%
Electronics Distributors‑4.2%
460,292	Arrow Electronics, Inc.*	9,776,602
174,654	ScanSource, Inc.*	4,282,516
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		14,059,118

Medical Distributors‑1.0%
163,348	Patterson Companies Inc.*	3,544,652

Wholesale Distributors‑2.1%
142,600	Beacon Roofing Supply, Inc.*	2,061,996
365,400	Interline Brands, Inc.*	4,998,672
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		7,060,668

ELECTRONIC TECHNOLOGY SECTOR‑10.6%
Aerospace & Defense‑1.3%
479,170	Hexcel Corp.*	4,566,490

Computer Peripherals‑2.3%
336,300	NetApp, Inc.*	6,631,836
46,000	Zebra Technologies Corp.*	1,088,360
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		7,720,196

Computer Processing Hardware‑0.7%
210,800	NCR Corp.*	2,493,764

Electronic Equipment/Instruments‑1.8%
462,900	Intermec Inc.*	5,971,410

Electronic Production Equipment‑1.5%
372,400	MKS Instruments, Inc.*	4,911,956

Semiconductors‑3.0%
621,600	Altera Corp.	10,119,648

FINANCE SECTOR‑12.3%
Finance/Rental/Leasing‑1.2%
228,500	Rent‑A‑Center, Inc.*	4,074,155

Insurance Brokers/Services‑1.5%
245,000	Arthur J. Gallagher & Co.	5,228,300

Life/Health Insurance‑2.6%
234,300	Genworth Financial Inc.	1,637,757
202,600	Reinsurance Group of America, Inc.	7,072,766
	‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		8,710,523

Multi‑Line Insurance‑2.9%
150,383	PartnerRe Ltd.	9,767,376

Property/Casualty Insurance‑1.2%
396,380	Old Republic International Corp.	3,904,343

Regional Banks‑2.6%
390,786	Associated Banc‑Corp	4,884,825
148,990	FirstMerit Corp.	2,529,850
107,000	TCF Financial Corp.	1,430,590
	‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		8,845,265

Savings Banks‑0.3%
88,100	MB Financial, Inc.	897,739

HEALTH SERVICES SECTOR‑2.4%
Health Industry Services‑1.3%
297,400	HealthSouth Corp.*	4,294,456

Medical/Nursing Services‑1.1%
139,600	VCA Antech, Inc.*	3,727,320

HEALTH TECHNOLOGY SECTOR‑5.9%
Biotechnology‑2.5%
252,600	Charles River Laboratories International, Inc.*	8,525,250

Medical Specialties‑3.4%
55,000	Beckman Coulter, Inc.	3,142,700
239,700	Hologic, Inc.*	3,410,931
301,100	Wright Medical Group, Inc.*	4,895,886
	‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		11,449,517

INDUSTRIAL SERVICES SECTOR‑4.8%
Contract Drilling‑0.6%
107,600	Rowan Companies, Inc.	2,078,832

Environmental Services‑1.2%
170,800	Republic Services, Inc.	4,169,228

Oil & Gas Pipelines‑1.4%
88,400	Kinder Morgan Energy Partners, L.P.	4,519,008

Oilfield Services/Equipment‑1.6%
180,300	Dresser‑Rand Group, Inc.*	4,705,830
40,000	Exterran Holdings Inc.*	641,600
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		5,347,430

PROCESS INDUSTRIES SECTOR‑6.1%
Chemicals: Specialty‑3.0%
312,581	Cytec Industries Inc.	5,820,258
294,200	Rockwood Holdings Inc.*	4,307,088
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		10,127,346

Containers/Packaging‑3.1%
98,089	Packaging Corp of America	1,589,042
196,662	Pactiv Corp.*	4,267,565
251,500	Sealed Air Corp.	4,640,175
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		10,496,782

PRODUCER MANUFACTURING SECTOR‑9.1%
Electrical Products‑3.2%
70,000	Molex Inc.	1,088,500
684,595	Molex Inc. Cl A	9,844,476
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		10,932,976

Industrial Machinery‑4.9%
110,465	Kadant Inc.*	1,247,150
659,600	Kennametal Inc.	12,651,128
80,700	Rockwell Automation, Inc.	2,592,084
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		16,490,362

Miscellaneous Manufacturing‑1.0%
130,900	Brady Corp.	3,288,208

RETAIL TRADE SECTOR‑6.7%
Apparel/Footwear Retail‑1.2%
110,516	Nordstrom, Inc.	2,198,163
223,306	Zumiez Inc.*	1,788,681
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		3,986,844

Department Stores‑2.5%
194,800	Kohl's Corp.*	8,327,700

Discount Stores‑0.4%
50,000	Family Dollar Stores, Inc.	1,415,000

Specialty Stores‑2.6%
179,800	PetSmart, Inc.	3,858,508
457,300	Ulta Salon, Cosmetics & Fragrance, Inc.*	5,085,176
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		8,943,684

TECHNOLOGY SERVICES SECTOR‑9.4%
Data Processing Services‑2.4%
178,300	Fiserv, Inc.*	8,148,310

Information Technology Services‑3.9%
151,500	Citrix Systems, Inc.*	4,831,335
1,312,000	Sapient Corp.*	8,252,480
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		13,083,815

Internet Software/Services‑1.8%
478,900	Omniture, Inc.*	6,014,984

Packaged Software‑1.3%
393,900	Parametric Technology Corp.*	4,604,691

TRANSPORTATION SECTOR‑3.2%
Air Freight/Couriers‑1.0%
304,500	UTI Worldwide, Inc.	3,471,300

Trucking‑2.2%
401,600	Werner Enterprises, Inc.	7,276,992

		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total common stocks
	(Cost $353,161,873)	302,247,239

MUTUAL FUNDS‑1.1% (A)

210,200	SPDR KBW Regional Banking ETF	3,852,966
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total mutual funds
	(Cost $5,862,558)	3,852,966
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total long‑term investments
	(Cost 359,024,431)	306,100,205

SHORT‑TERM INVESTMENTS‑9.3% (A)

U.S. Treasury Securities‑5.2%
$10,000,000	U.S. Treasury Bills, 0.20%, due 10/15/09	9,994,233
7,500,000	U.S. Treasury Bills, 0.24%, due 10/22/09	7,495,226
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total U.S. treasury securities
	(Cost $17,488,461)	17,489,459

Variable Rate Demand Note‑4.1%
13,841,417	U.S. Bank, N.A., 0.00%	13,841,417
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total variable rate demand note
	(Cost $13,841,417)	13,841,417
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total short‑term investments
	(Cost $31,329,878)	31,330,876
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total investments‑100.0%
	(Cost $390,354,309)	337,431,081
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑

	Cash and receivables, less
	liabilities‑0.0% (A)	42,790
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	TOTAL NET ASSETS‑100.0%	$337,473,871
		=================

* Non‑income paying security.

(A) Percentages for the various classifications relate to net assets.

L.P.‑Limited Partnership

ETF‑Exchange Traded Fund

As of June 30, 2009, investment cost for federal tax purposes was $402,074,893 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$ 22,036,360
Aggregate gross unrealized depreciation	(86,680,172)
‑‑‑‑‑‑‑‑‑‑‑‑‑‑
Net unrealized depreciation	$(64,643,812)
==============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2009
(Unaudited)

Shares or Principal Amount		Value

LONG‑TERM INVESTMENTS‑92.4% (A)
COMMON STOCKS‑92.4% (A)

COMMERCIAL SERVICES SECTOR‑6.4%
Financial Publishing/Services‑2.5%
1,446,000	McGraw‑Hill Companies, Inc.	$43,539,060

Miscellaneous Commercial Services‑3.9%
2,913,000	Cintas Corp.	66,532,920

CONSUMER NON‑DURABLES SECTOR‑8.3%
Beverages: Alcoholic‑4.5%
1,339,000	Diageo PLC ‑ SP‑ADR	76,657,750

Household/Personal Care‑3.8%
1,248,000	Kimberly‑Clark Corp.	65,432,640

CONSUMER SERVICES SECTOR‑3.9%
Cable/Satellite TV‑0.9%
512,000	Time Warner Cable, Inc.	16,215,040

Media Conglomerates‑3.0%
2,027,001	Time Warner Inc.	51,060,155

DISTRIBUTION SERVICES SECTOR‑10.6%
Food Distributors‑3.2%
2,445,000	Sysco Corp.	54,963,600

Medical Distributors‑3.0%
1,688,000	Cardinal Health, Inc.	51,568,400

Wholesale Distributors‑4.4%
909,000	W.W. Grainger, Inc.	74,428,920

ELECTRONIC TECHNOLOGY SECTOR‑7.2%
Electronic Components‑3.8%
3,506,000	Tyco Electronics Ltd.*	65,176,540

Electronic Equipment/Instruments‑3.4%
1,796,000	CANON INC. SP‑ADR	58,423,880

ENERGY MINERALS SECTOR‑5.0%
Integrated Oil‑5.0%
1,776,000	BP PLC ‑ SP‑ADR	84,679,680

FINANCE SECTOR‑11.9%
Financial Conglomerates‑3.2%
2,365,000	American Express Co.	54,962,600

Major Banks‑4.9%
2,845,000	Bank of New York Mellon Corp.	83,386,950

Property/Casualty Insurance‑3.8%
22,500	Berkshire Hathaway Inc. Cl B*	65,153,925

HEALTH TECHNOLOGY SECTOR‑5.9%
Medical Specialties‑5.9%
1,412,000	Covidien PLC	52,865,280
1,546,000	DENTSPLY International Inc.	47,183,920
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		100,049,200
INDUSTRIAL SERVICES SECTOR‑2.3%
Oilfield Services/Equipment‑2.3%
735,000	Schlumberger Ltd.	39,770,850

PRODUCER MANUFACTURING SECTOR‑12.1%
Industrial Conglomerates‑8.4%
492,200	3M Co.	29,581,220
3,760,000	General Electric Co.	44,067,200
2,710,000	Tyco International Ltd.	70,405,800
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		144,054,220

Industrial Machinery‑3.7%
1,967,000	Rockwell Automation, Inc.	63,180,040

RETAIL TRADE SECTOR‑7.5%
Discount Stores‑4.4%
1,532,000	Wal‑Mart Stores, Inc.	74,210,080

Electronics/Appliance Stores‑3.1%
1,594,000	Best Buy Co., Inc.	53,383,060

TECHNOLOGY SERVICES SECTOR‑7.1%
Data Processing Services‑3.4%
1,648,000	Automatic Data Processing, Inc.	58,405,120

Information Technology Services‑3.7%
1,877,000	Accenture Ltd.	62,804,420

TRANSPORTATION SECTOR‑4.2%
Air Freight/Couriers‑4.2%
1,447,000	United Parcel Service, Inc. Cl B	72,335,530

		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total common stocks
	(Cost $1,731,887,509)	1,580,374,580
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total long-term investments
	(Cost $1,731,887,509)	1,580,374,580

SHORT‑TERM INVESTMENTS‑9.0% (A)

Commercial Paper‑9.0%
$114,000,000	U.S. Bancorp, 0.12%, due 7/01/09	114,000,000
40,000,000	General Electric Capital Corp., 0.11%,
	due 7/07/09	39,999,267
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total commercial paper
	(Cost $153,999,267)	153,999,267

		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total short‑term investments
	(Cost $153,999,267)	153,999,267
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑

	Total investments‑101.4%
	(Cost $1,885,886,776)	1,734,373,847

	Liabilities, less cash and
	receivables‑(1.4%) (A)	(24,059,714)
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	TOTAL NET ASSETS‑100.0%	$1,710,314,133
		=================

* Non‑income paying security.

(A) Percentages for the various classifications relate to net assets.

SP‑ADR‑Sponsored American Depositary Receipts

As of June 30, 2009, investment cost for federal tax purposes was $1,903,287,101 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$ 94,378,855
Aggregate gross unrealized depreciation	(263,292,109)
‑‑‑‑‑‑‑‑‑‑‑‑‑‑
Net unrealized depreciation	$(168,913,254)
==============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a‑3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a‑3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a‑3(d) under the Act) that occurred during the Registrant's last N‑Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a ‑2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FMI Funds, Inc.
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑

By (Signature and Title) /s/ Ted D. Kellner
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
Ted D. Kellner, President

Date 8/25/09
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ted D. Kellner
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
Ted D. Kellner, President

Date 8/25/09
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑

By (Signature and Title)	/s/ Ted D. Kellner
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
Ted D. Kellner, Treasurer

Date 8/25/09
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